Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2018
Retirement Plans [Abstract]
Schedule of Allocation of Plan Assets

Target Allocations

	U.S. Plans		Non-U.S. Plans
	2018	2017	2018	2017
Equity investments	15%	15%	22%	24%
Fixed income investments	75%	70%	70%	65%
Short-term investments	1%	1%	1%	1%
Other investments	9%	14%	7%	10%
Total	100%	100%	100%	100%

Our asset allocations by asset category at September 30 were as follows:

	U.S. Plans		Non-U.S. Plans
	2018	2017	2018	2017
Equity investments	14%	13%	23%	26%
Fixed income investments	73%	73%	69%	64%
Short-term investments	3%	3%	2%	3%
Other investments	10%	11%	6%	7%
Total	100%	100%	100%	100%

Schedule of Weighted-Average Assumptions Used

The weighted average assumptions used to measure the benefit plan obligations at September 30, were:

	Pension Plans
	2018		2017
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	4.50%	3.42%	4.09%	3.26%
Rate of compensation increase	3.00%	2.67%	3.00%	3.17%

Weighted-average assumptions used in the calculation of benefit plan expense for fiscal years ended:

	Pension Plans
	2018		2017		2016
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	4.09%	3.26%	4.30%	3.08%	4.70%	3.89%
Rate of compensation increase	3.00%	2.65%	3.00%	3.09%	2.50%	3.10%
Expected long-term rate of return on plan assets	6.50%	4.98%	6.50%	6.03%	5.88%	6.34%

The weighted average assumptions used to measure the benefit plan obligations at September 30 were:

	Postretirement plans
	2018		2017
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	4.50%	6.61%	4.09%	6.51%
Rate of compensation increase	N/A	N/A	N/A	7.37%

Weighted-average assumptions used in the calculation of benefit plan expense for fiscal years ended:

	Postretirement Plans
	2018		2017		2016
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	4.09%	6.51%	4.04%	6.64%	4.70%	6.84%
Rate of compensation increase	N/A	7.37%	N/A	3.14%	N/A	3.10%

Schedule of Changes in Benefit Obligations

The following table shows the changes in benefit obligation and plan assets, and the plan’s funded status for the years ended September 30 (in millions):

	Pension Plans
	2018		2017
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in projected benefit obligation:
Benefit obligation at beginning of fiscal year	$3,941.9	$1,502.2	$4,231.7	$925.2
Service cost	36.7	8.0	38.0	7.1
Interest cost	157.7	46.9	165.2	32.6
Amendments	9.3	—	3.5	—
Actuarial gain	(186.8)	(90.3)	(149.1)	(57.6)
Plan participant contributions	—	2.5	—	1.7
Special termination benefits	—	—	12.5	—
Benefits paid	(175.3)	(82.8)	(141.4)	(65.1)
Business combinations	—	3.5	—	621.0
Curtailments	—	(0.7)	—	—
Settlements	—	(5.5)	(229.3)	(0.4)
Foreign currency rate changes	—	(43.6)	—	65.1
Other adjustments	—	—	10.8	—
Business divestitures	—	—	—	(27.4)
Benefit obligation at end of fiscal year	$3,783.5	$1,340.2	$3,941.9	$1,502.2

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	$4,107.9	$1,414.7	$4,301.5	$774.1
Actual (loss) gain on plan assets	(24.9)	39.9	104.2	2.4
Employer contributions	13.5	24.2	15.3	19.2
Plan participant contributions	—	2.5	—	1.7
Benefits paid	(175.3)	(82.8)	(141.4)	(65.1)
Business combinations	—	0.7	—	622.1
Settlements	—	(5.5)	(229.3)	(0.4)
Business divestitures	—	—	—	(0.7)
Foreign currency rate changes	—	(43.5)	—	61.4
Other adjustments	—	—	57.6	—
Fair value of plan assets at end of fiscal year	$3,921.2	$1,350.2	$4,107.9	$1,414.7
Funded status	$137.7	$10.0	$166.0	$(87.5)

Amounts recognized in the consolidated balance sheet:
Non-current assets	$305.7	$114.3	$340.4	$27.6
Other current liability	(10.1)	(0.9)	(9.3)	(0.8)
Accrued pension and other long-term benefits	(157.9)	(103.4)	(165.1)	(114.3)
Over (under) funded status at end of fiscal year	$137.7	$10.0	$166.0	$(87.5)

The following table shows the changes in benefit obligation and plan assets, and the plan’s funded status for the fiscal years ended September 30 (in millions):

	Postretirement Plans
	2018		2017
Change in projected benefit obligation:	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Benefit obligation at beginning of fiscal year	$98.1	$68.1	$90.7	$62.6
Service cost	0.7	0.8	0.1	0.8
Interest cost	3.9	4.0	3.3	4.1
Amendments	(1.4)	—	(3.4)	(1.0)
Actuarial (gain) loss	(2.5)	(5.2)	14.1	0.4
Benefits paid	(7.8)	(2.6)	(8.0)	(2.7)
Business combinations	—	—	1.3	2.0
Business divestitures	—	—	—	(0.4)
Curtailments	—	(2.1)	—	(0.3)
Foreign currency rate changes	—	(7.5)	—	2.6
Benefit obligation at end of fiscal year	$91.0	$55.5	$98.1	$68.1

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	$—	$—	$—	$—
Employer contributions	7.8	2.6	8.0	2.7
Plan participant contributions	—	—	—	—
Benefits paid	(7.8)	(2.6)	(8.0)	(2.7)
Fair value of plan assets at end of fiscal year	$—	$—	$—	$—
Funded Status	$(91.0)	$(55.5)	$(98.1)	$(68.1)

Amounts recognized in the consolidated balance sheet:
Other current liability	$(8.8)	$(2.9)	$(9.8)	$(3.0)
Accrued postretirement and other long-term benefits	(82.2)	(52.6)	(88.3)	(65.1)
Under funded status at end of fiscal year	$(91.0)	$(55.5)	$(98.1)	$(68.1)

Schedule of Accumulated and Projected Benefit Obligations

The pre-tax amounts in accumulated other comprehensive loss at September 30 not yet recognized as components of net periodic pension cost, including noncontrolling interest, consist of (in millions):

	Pension Plans
	2018		2017
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$631.2	$105.6	$547.3	$173.9
Prior service cost	32.3	0.3	27.6	0.4
Total accumulated other comprehensive loss	$663.5	$105.9	$574.9	$174.3

The pre-tax amounts in accumulated other comprehensive loss at September 30 not yet recognized as components of net periodic postretirement cost, including noncontrolling interest, consist of (in millions):

	Postretirement Plans
	2018		2017
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial (gain) loss	$(11.2)	$(3.8)	$(9.1)	$4.2
Prior service credit	(11.3)	(1.0)	(13.9)	(1.4)
Total accumulated other comprehensive (income) loss	$(22.5)	$(4.8)	$(23.0)	$2.8

Schedule of Amounts Recognized in Other Comprehensive (Income) Loss

The pre-tax amounts recognized in other comprehensive (income) loss, including noncontrolling interest, are as follows at September 30 (in millions):

	Pension Plans
	2018	2017	2016
Net actuarial loss (gain) arising during period	$38.7	$(48.8)	$355.4
Amortization and settlement recognition of net actuarial loss	(20.6)	(57.7)	(381.6)
Prior service cost arising during period	9.3	3.4	1.5
Amortization of prior service cost	(4.7)	(4.1)	(3.9)
Net other comprehensive loss (income) recognized	$22.7	$(107.2)	$(28.6)

The pre-tax amounts recognized in other comprehensive (income) loss, including noncontrolling interest, are as follows at September 30 (in millions):

	Postretirement Plans
	2018	2017	2016
Net actuarial (gain) loss arising during period	$(9.7)	$14.7	$(1.4)
Amortization and settlement recognition of net actuarial (loss) gain	(0.3)	1.3	1.9
Prior service credit arising during period	(1.5)	(4.4)	(3.8)
Amortization or curtailment recognition of prior service credit	4.4	4.5	2.1
Net other comprehensive (income) loss recognized	$(7.1)	$16.1	$(1.2)

Schedule of Net Periodic Pension Cost

The net periodic pension cost recognized in the consolidated statements of operations is comprised of the following for fiscal years ended (in millions):

	Pension Plans
	2018	2017	2016
Service cost	$44.8	$45.1	$51.4
Interest cost	204.6	197.8	310.3
Expected return on plan assets	(328.4)	(313.1)	(412.3)
Amortization of net actuarial loss	21.2	25.4	11.0
Amortization of prior service cost	4.7	4.1	3.9
Curtailment gain	(0.6)	—	(1.6)
Settlement (gain) loss	(0.5)	32.7	370.7
Special termination benefits	—	12.5	18.4
Company defined benefit plan (income) expense	(54.2)	4.5	351.8
Multiemployer and other plans	1.4	4.7	5.8
Net pension (income) cost	$(52.8)	$9.2	$357.6

The net periodic postretirement cost recognized in the consolidated statements of operations is comprised of the following for fiscal years ended (in millions):

	Postretirement Plans
	2018	2017	2016
Service cost	$1.5	$0.9	$2.3
Interest cost	7.9	7.4	8.1
Amortization of net actuarial loss (gain)	0.3	(1.3)	(2.0)
Amortization of prior service credit	(4.4)	(4.5)	(2.1)
Curtailment gain	(0.1)	(0.3)	—
Net postretirement cost	$5.2	$2.2	$6.3

Schedule of Estimated Losses (Gains) Amortized from Accumulated Other Comprehensive Loss into Net Periodic Benefit Cost

The estimated losses that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in fiscal 2019 are as follows (in millions):

	Pension Plans
	U.S. Plans	Non-U.S. Plans
Actuarial loss	$22.7	$5.3
Prior service cost	5.2	0.1
Total	$27.9	$5.4

The estimated gains that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in fiscal 2019 are as follows (in millions):

	Postretirement Plans
	U.S. Plans	Non-U.S. Plans
Actuarial gain	$(1.1)	$(0.4)
Prior service credit	(2.6)	(0.2)
Total	$(3.7)	$(0.6)

Schedule of Estimated Benefit Payments

Our projected estimated benefit payments (unaudited), which reflect expected future service, as appropriate, are as follows (in millions):

	Pension Plans
	U.S. Plans	Non-U.S. Plans
Fiscal 2019	$209.1	$80.1
Fiscal 2020	$218.6	$80.9
Fiscal 2021	$223.0	$79.8
Fiscal 2022	$231.7	$80.0
Fiscal 2023	$218.5	$80.2
Fiscal Years 2024 – 2028	$1,168.9	$398.9

Our projected estimated benefit payments (unaudited), which reflect expected future service, as appropriate, are as follows (in millions):

	Postretirement Plans
	U.S. Plans	Non-U.S. Plans
Fiscal 2019	$9.3	$2.9
Fiscal 2020	$8.2	$3.0
Fiscal 2021	$7.8	$3.1
Fiscal 2022	$7.4	$3.2
Fiscal 2023	$7.1	$3.3
Fiscal Years 2024 – 2028	$31.4	$19.1

Summary of Pension Plan Assets Measured at Fair Value on Recurring Basis

The following table summarizes our pension plan assets measured at fair value on a recurring basis (at least annually) as of September 30, 2018 (in millions):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities:
U.S. equities (1)	$165.5	$165.5	$—
Non-U.S. equities (1)	8.2	8.2	—
Fixed income securities:
U.S. government securities (2)	435.8	—	435.8
Non-U.S. government securities (3)	127.5	—	127.5
U.S. corporate bonds (3)	1,493.6	108.4	1,385.2
Non-U.S. corporate bonds (3)	380.8	49.3	331.5
Other fixed income (4)	319.4	—	319.4
Short-term investments (5)	149.0	149.0	—
Benefit plan assets measured in the fair value hierarchy	$3,079.8	$480.4	$2,599.4
Assets measured at NAV (6)	2,191.6
Total benefit plan assets	$5,271.4

The following table summarizes our pension plan assets measured at fair value on a recurring basis (at least annually) as of September 30, 2017 (in millions):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities:
U.S. equities (1)	$136.7	$136.6	$0.1
Non-U.S. equities (1)	40.0	40.0	—
Fixed income securities:
U.S. government securities (2)	452.0	—	452.0
Non-U.S. government securities (3)	130.0	—	130.0
U.S. corporate bonds (3)	1,515.4	92.3	1,423.1
Non-U.S. corporate bonds (3)	373.7	51.1	322.6
Mortgage-backed securities (3)	0.1	—	0.1
Other fixed income (4)	311.4	—	311.4
Short-term investments (5)	184.6	184.6	—
Benefit plan assets measured in the fair value hierarchy	$3,143.9	$504.6	$2,639.3
Assets measured at NAV (6)	2,378.7
Total benefit plan assets	$5,522.6

(1)

Equity securities are comprised of the following investment types: (i) common stock, (ii) preferred stock and (iii) equity exchange traded funds. Level 1 investments in common and preferred stocks and exchange traded funds are valued using quoted market prices multiplied by the number of shares owned.

(2)	U.S. government securities include treasury and agency debt. These investments are valued using broker quotes in an active market.
(3)

The level 1 non-U.S. government securities investment is an exchange traded fund valued using quoted market prices. The level 1 U.S. corporate bonds category is primarily comprised of U.S. dollar denominated investment grade securities and valued using quoted market prices. Level 2 investments are valued utilizing a market approach that includes various valuation techniques and sources such as value generation models, broker quotes in active and non-active markets, benchmark yields and securities, reported trades, issuer spreads, and/or other applicable reference data.

(4)

Other fixed income is comprised of municipal and asset-backed securities. Investments are valued utilizing a market approach that includes various valuation techniques and sources, such as broker quotes in active and non-active markets, benchmark yields and securities, reported trades, issuer spreads and/or other applicable reference data.

(5)	Short-term investments are valued at $1.00/unit, which approximates fair value. Amounts are generally invested in interest-bearing accounts.
(6)	Investments that are measured at net asset value (“NAV”) (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

Summary of Assets Measured at Fair Value Based on NAV Per Share

The following table summarizes assets measured at fair value based on NAV per share as a practical expedient as of September 30, 2018 and 2017 (in millions):

	Fair value	Redemption Frequency	Redemption Notice Period	Unfunded Commitments
September 30, 2018
Hedge funds (1)	$47.9	Monthly	Up to 30 days	$—
Commingled funds, private equity, private real estate investments, and equity related investments (2)	1,092.9	Monthly	Up to 60 days	75.3
Fixed income and fixed income related instruments (3)	1,050.8	Monthly	Up to 10 days	—
	$2,191.6			$75.3
September 30, 2017
Hedge funds (1)	$64.2	Quarterly	Up to 91 days	$—
Commingled funds, private equity, private real estate investments, and equity related investments (2)	1,207.6	Monthly	Up to 60 days	98.8
Fixed income and fixed income related instruments (3)	1,106.9	Monthly	Up to 10 days	—
	$2,378.7			$98.8

(1)

Hedge fund investments are primarily made through shares of limited partnerships or similar structures. Hedge funds are typically valued monthly by third-party administrators that have been appointed by the funds’ general partners. Hedge funds have been valued using NAV as a practical expedient.

(2)

Commingled fund investments are valued at the net asset value per share multiplied by the number of shares held. The determination of net asset value for the commingled funds includes market pricing of the underlying assets as well as broker quotes and other valuation techniques. Commingled funds have been valued using NAV as a practical expedient.

(3)

Fixed income and fixed income related instruments consist of commingled debt funds, which are valued at their net asset value per share multiplied by the number of shares held. The determination of net asset value for the commingled funds includes market pricing of the underlying assets as well as broker quotes and other valuation techniques. Commingled debt funds have been valued using NAV as a practical expedient.

We maintain holdings in certain private equity partnerships and private real estate investments for which a liquid secondary market does not exist. The private equity partnerships are commingled investments. Valuation techniques, such as discounted cash flow and market based comparable analyses, are used to determine fair value of the private equity investments. Unobservable inputs used for the discounted cash flow technique include projected future cash flows and the discount rate used to calculate present value. Unobservable inputs used for the market-based comparisons technique include earnings before interest, taxes, depreciation and amortization multiples in other comparable third-party transactions, price to earnings ratios, liquidity, current operating results, as well as input from general partners and other pertinent information. Private equity investments have been valued using NAV as a practical expedient.

Private real estate investments are commingled investments. Valuation techniques, such as discounted cash flow and market based comparable analyses, are used to determine fair value of the private equity investments. Unobservable inputs used for the discounted cash flow technique include projected future cash flows and the discount rate used to calculate present value. Unobservable inputs used for the market-based comparison technique include a combination of third party appraisals, replacement cost, and comparable market prices. Private real estate investments have been valued using NAV as a practical expedient.

Equity-related investments are hedged equity investments in a commingled fund that consist primarily of equity indexed investments which are hedged by options and also hold collateral in the form of short term treasury securities. Equity related investments have been valued using NAV as a practical expedient.

Schedule of Health Care Cost Trend Rates

The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation (“APBO”) are as follows at September 30, 2018:

U.S. Plans
Health care cost trend rate assumed for next year	6.03%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.43%
Year the rate reaches the ultimate trend rate	2037

Non-U.S. Plans
Health care cost trend rate assumed for next year	5.51%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.51%
Year the rate reaches the ultimate trend rate	2018

Schedule of Multiemployer Plans

The following table lists our participation in our multiemployer and other plans that are individually significant for the years ended September 30 (in millions):

Pension Fund	EIN / Pension Plan Number	Pension Act Zone Status		FIP / RP Status Pending / Implemented	Contributions (1)			Surcharge imposed?	Expiration CBA
		2018	2017		2018	2017	2016
U.S. Multiemployer plans:
Pace Industry Union- Management Pension Fund (2)	11-6166763 / 001	Red	Red	Implemented	$0.9	$3.5	$3.3	Yes	9/30/20 to 6/25/23
Other Funds (3)					0.5	1.6	1.2
Total Contributions:					$1.4	$5.1	$4.5

(1)	Contributions represent the amounts contributed to the plan during the fiscal year.
(2)

Our contributions for fiscal 2017 and 2016 exceeded 5% of total plan contributions. Although the plan data for fiscal 2018 is not yet available, we do not expect to continue to exceed 5% of total plan contributions due to our submission of notification to withdraw from PIUMPF.

(3)	Two additional MEPPs in which we participate have been certified as critical and declining.